Accounts receivable	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable
5.	Accounts receivable

As at December 31	2022	2021
Trade accounts receivable	$5,525	$4,593
Other accounts receivable	110	66

	$5,635	$4,659

As at December 31, 2022, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 97% in aggregate (Customer A – 41%, Customer B – 19%, Customer C – 37%).
As at December 31, 2021, there were three customers with amounts owing greater than 10% of the Company’s accounts receivable, which totaled 95% in aggregate (Customer A – 34%, Customer B – 29%, Customer C – 32%).
At December 31, 2022, the Company recorded a
write-off
of $218 (2021 – $305; 2020 – nil) in relation to pricing adjustments on sales which were deemed to be uncollectible account receivable balances. The write-off
expense has been included within general and administrative expenses on the consolidated statement of net income (loss) and comprehensive income (loss).